PROSPECTUS MAY 1, 2004


JPMORGAN MULTI-MANAGER FUNDS

JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND
JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

Multi-Manager Small Cap Growth Fund                 1

Multi-Manager Small Cap Value Fund                  7

The Funds' Management and Administration           13

How Your Account Works                             17

   Buying Fund Shares                              17

   Selling Fund Shares                             18

   Other Information Concerning the Funds          19

   Distributions and Taxes                         19

Risk and Reward Elements                           21

How To Reach Us                            Back cover

JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 21-23.

THE FUND'S OBJECTIVE

The Fund seeks to provide long-term capital growth by investing in equity securities of small capitalization companies.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest at least 80% of its Assets in equity securities of small-capitalization companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines small-capitalization companies as those with market capitalizations not greater than the largest companies in the Russell 2500TM Growth Index or a similar index at the time of purchase. Market capitalization is the total market value of a company's shares.

The Fund invests in a broad portfolio of equity securities that J.P. Morgan Investment Management Inc. ("JPMIM" or the "Adviser") or a subadviser believes have strong earnings growth potential. A "growth" style strategy focuses on identifying securities that Fund management believes have above-average growth potential over a long-term time horizon.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, warrants to purchase common stocks, rights, investment company securities, trust or partnership interests and real estate investment trusts (REITs) (pooled investment vehicles that invest primarily in income producing real estate or loans related to real estate).

Under normal market conditions, the Fund will purchase only securities that are traded on national exchanges or in the over-the-counter market in the United States.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high-quality money market instruments and repurchase agreements.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Fund may invest in derivatives, which are financial instruments whose value is based on one or more securities, indexes, interest rates or exchange rates. The Fund may use derivatives to hedge securities positions, to manage market risks or to increase the Fund's income or gain. Derivatives may also be used as substitutes for securities in which the Fund can invest. The Fund may also use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

  BEFORE YOU INVEST
  INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
  - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
  - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

  FREQUENCY OF TRADING
  HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

The Fund uses a "multi-manager" investment strategy. The Fund's investment adviser is JPMIM. JPMIM allocates portions of the Fund's Assets to several investment managers, called "subadvisers," who then manage their respective portions of the Assets under the general supervision of JPMIM.

JPMIM uses rigorous criteria to select subadvisers with proven track records to manage a portion of the Fund's Assets. In choosing the subadvisers and their allocations, JPMIM considers a number of factors, including market trends, its own outlook for a given market capitalization or investment style category, and the subadvisers' performance in various market conditions. By combining the strengths of different subadvisers, the Fund seeks to bring together a variety of stock selection processes and methodologies to achieve its investment objective.

In addition to selecting the subadvisers and allocating the Fund's Assets among them, JPMIM is responsible for monitoring and coordinating the overall management of the Fund. JPMIM reviews the Fund's portfolio holdings, evaluates the on-going performance of the subadvisers and monitors concentration in a particular security or industry.

In managing the Fund, the subadvisers apply an active equity management style. In selecting stocks, the subadvisers generally use their independent investment processes, with sector, capitalization and style limits depending on each subadviser's discipline. In determining whether to sell a stock, the subadvisers generally use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if JPMIM or a subadviser's expectations regarding particular securities or markets are not met. Because each

The following table identifies the subadvisers and their focus. For more details, see "The Funds' Management and Administration" section.

SUBADVISER                 SIZE OF COMPANIES     INVESTMENT STYLE       BENCHMARK INDEX*
-----------------------------------------------------------------------------------------
STATE STREET RESEARCH &
MANAGEMENT COMPANY             SMALL CAP              GROWTH          RUSSELL 2000 GROWTH

J. & W. SELIGMAN & CO.
INCORPORATED                   SMALL CAP              GROWTH          RUSSELL 2500 GROWTH

UBS GLOBAL ASSET
MANAGEMENT (AMERICAS) INC.     SMALL CAP              GROWTH          RUSSELL 2000 GROWTH

* THE FUND'S BENCHMARK INDEX IS THE RUSSELL 2000 GROWTH INDEX.

subadviser makes investment decisions independently, it is possible that the stock selection process of the subadvisers may not complement one another. As a result, the Fund's exposure to a given stock, industry or market capitalization could unintentionally be smaller or larger than intended.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the Assets of this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes than securities of larger, more established companies, which may lead to more volatility in the prices of the securities. Small-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The market value of convertible and debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interests. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

Investing a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government securities, including if the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.

Since the Fund is non-diversified, the Fund may invest in fewer stocks than a diversified fund. This concentration increases the risk of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than relevant market indices and other, more diversified mutual funds. Because the Fund holds a relatively small number of securities, a large movement in the price of a stock in the portfolio could have a larger impact on the Fund's share price than would occur if the Fund held more securities.

The Fund may from time to time invest 25% or more of its total assets in issuers that operate in a single industry sector (that is, issuers with principal business activities in related industries). An emphasis on industry sectors may cause the Fund to have returns that are more volatile than more diversified mutual funds.

  WHO MAY WANT TO INVEST

  THE FUND IS DESIGNED FOR INVESTORS WHO:

  - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

  - WANT TO ADD AN INVESTMENT IN SMALL-CAPITALIZATION COMPANIES WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

  - WANT A FUND THAT SEEKS TO OUTPERFORM THE APPLICABLE BENCHMARK INDEX OVER THE LONG TERM

  THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

  - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

  - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

  - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE(1)

The Fund commenced operations on 02/28/03, and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund's Shares, and for comparison purposes, the performance of an appropriate broad-based market index will also be included in the Prospectus. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

(1) THE FUND'S FISCAL YEAR END IS 12/31.

INVESTOR EXPENSES FOR SHARES

The expenses of the Fund before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)

(EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS)

MANAGEMENT FEES                                                         0.85
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.46
----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         1.56
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.16)
----------------------------------------------------------------------------
NET EXPENSES(2)                                                         1.40
----------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL PERIOD FROM 2/28/03 THROUGH 12/31/03.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE FUND (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.40% OF ITS AVERAGE DAILY NET ASSETS THROUGH 4/30/05. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Shares and your actual costs may be higher or lower.


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)     143        477         835         1,843

JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 21-23.

THE FUND'S OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing in equity securities of small capitalization companies

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest at least 80% of its Assets in equity securities of small-capitalization companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines small-capitalization companies as those with market capitalizations not greater than the largest companies in the Russell 2500(TM) Value Index or a similar index at the time of purchase. Market capitalization is the total market value of a company's shares.

The Fund will invest in a broad portfolio of common stocks that JPMIM or a subadviser believes are undervalued. A "value" style strategy focuses on identifying securities that Fund management believes are undervalued, for example, securities that have a current market price lower than what they are estimated to be worth, taking into consideration, but not limited to, such items as earnings, sales, cash flows, dividends and assets.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, warrants to purchase common stocks and real estate investment trusts (REITs) (pooled investment vehicles that invest primarily in income producing real estate or loans related to real estate).

Under normal market conditions, the Fund will purchase only securities that are traded on national exchanges or in the over-the-counter market in the United States.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high-quality money market instruments and repurchase agreements.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Fund may invest in derivatives, which are financial instruments whose value is based on one or more securities, indexes, interest rates or exchange rates. The Fund may use derivatives to hedge securities positions, to manage market risks or to increase the Fund's income or gain. Derivatives may also be used as substitutes for securities in which the Fund can invest. The Fund may also use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

  BEFORE YOU INVEST

  INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

  - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

  - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

  FREQUENCY OF TRADING

  HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

The Fund uses a "multi-manager" strategy. The Fund's investment adviser is JPMIM. JPMIM allocates portions of the Fund's Assets to several investment managers, called "subadvisers," who then manage their respective portions of the Assets under the general supervision of JPMIM. JPMIM will also directly manage a portion of the Fund's assets.

JPMIM uses rigorous criteria to select subadvisers with proven track records to manage a portion of the Fund's Assets. In choosing the subadvisers and their allocations, JPMIM considers a number of factors, including market trends, its own outlook for a given market capitalization or investment style category, and the investment managers' performance in various market conditions. By combining the strengths of different subadvisers, the Fund seeks to bring together a variety of stock selection processes and methodologies to achieve its investment objective.

In addition to selecting the subadvisers and allocating the Fund's Assets among them, JPMIM is responsible for monitoring and coordinating the overall management of the Fund. JPMIM reviews the Fund's portfolio holdings, evaluates the on-going performance of the subadvisers and monitors concentration in a particular security or industry.

In managing the Fund, JPMIM and the subadvisers will apply an active equity management style. In selecting stocks, JPMIM and the subadvisers generally use their independent investment processes, with sector, capitalization and style limits depending on JPMIMand each subadviser's discipline. In determining whether to sell a stock, JPMIM and the subadvisers generally use the same type of analysis that they use in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

  INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

The following table identifies the investment managers and their focus. For more details, see "The Funds' Management and Administration" section.


ADVISER/SUBADVISER        SIZE OF COMPANIES     INVESTMENT STYLE       BENCHMARK INDEX*
----------------------------------------------------------------------------------------
J.P. MORGAN INVESTMENT
MANAGEMENT INC.                SMALL CAP              VALUE           RUSSELL 2000 VALUE

EARNEST PARTNERS, LLC          SMALL CAP              VALUE           RUSSELL 2000 VALUE

ICM ASSET MANAGEMENT, INC.     SMALL CAP              VALUE           RUSSELL 2500 VALUE

* THE FUND'S BENCHMARK INDEX IS THE RUSSELL 2000 VALUE INDEX.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if JPMIM's or a subadviser's expectations regarding particular securities or markets are not met. Because each investment manager makes investment decisions independently, it is possible that the stock selection process of the investment managers may not complement one another. As a result, the Fund's exposure to a given stock, industry or market capitalization could unintentionally be smaller or larger than intended.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the Assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes than securities of larger, more established companies, which may lead to more volatility in the prices of the securities. Small-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The market value of convertible and debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interests. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

Investing a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government securities, including if the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.

Since the Fund is non-diversified, the Fund may invest in fewer stocks than a diversified fund. This concentration increases the risk of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than relevant market indices and other, more diversified mutual funds. Because the Fund holds a relatively small number of securities, a large movement in the price of a stock in the portfolio could have a larger impact on the Fund's share price than would occur if the Fund held more securities.

The Fund may from time to time invest 25% or more of its total assets in issuers that operate in a single industry sector (that is, issuers with principal business activities in related industries). An emphasis on industry sectors may cause the Fund to have returns that are more volatile than more diversified mutual funds.

  WHO MAY WANT TO INVEST

  THE FUND IS DESIGNED FOR INVESTORS WHO:

  - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

  - WANT TO ADD AN INVESTMENT IN SMALL-CAPITALIZATION COMPANIES WITH CAPITAL APPRECIATION POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

  - WANT A FUND THAT SEEKS TO OUTPERFORM THE APPLICABLE BENCHMARK INDEX OVER THE LONG TERM

  THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

  - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

  - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

  - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE (1)

The Fund commenced operations on 02/28/03, and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund's Shares, and for comparison purposes, the performance of an appropriate broad-based market index will also be included in the Prospectus. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

(1) THE FUND'S FISCAL YEAR END IS 12/31.

INVESTOR EXPENSES FOR SHARES

The expenses of the Fund before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)

(EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS)

MANAGEMENT FEES                                                         0.85
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.48
----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         1.58
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.18)
----------------------------------------------------------------------------
NET EXPENSES(2)                                                         1.40
----------------------------------------------------------------------------


(1) "Other Expenses" are based on expenses incurred in the most recent fiscal period from 2/28/03 through 12/31/03.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Fund (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.40% of its average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Shares and your actual costs may be higher or lower.


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    143        481         843         1,863

THE FUNDS' MANAGEMENT AND ADMINISTRATION

The Multi-Manager Small Cap Growth Fund and Multi-Manager Small Cap Value Fund are each a series of J.P. Morgan Fleming Series Trust, a Massachusetts business trust (the "Trust"). The Trust is governed by Trustees who are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISER AND SUBADVISERS

JPMIM is the investment adviser for the Funds. Pursuant to the Investment Advisory Agreement with each Fund and subject to the overall direction of each Fund's Board of Trustees, JPMIM is responsible for managing each Fund's investment program in conformity with the stated investment objective and policies of each Fund, as described in this Prospectus. JPMIM is located at 522 Fifth Avenue, New York, NY 10036. JPMIM is a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly-owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan Chase"), a bank holding company.

During the fiscal year ended 12/31/03, the Adviser was paid management fees (net of waivers) as shown below, as a percentage of average daily net assets:

FUND                                          %
-----------------------------------------------
MULTI-MANAGER SMALL CAP GROWTH FUND        0.85
MULTI-MANAGER SMALL CAP VALUE FUND         0.85


JPMIM serves as the "manager of managers" for the Funds and has responsibility for monitoring and coordinating the overall management of the Funds. In this capacity, JPMIM: (i) evaluates, selects, and recommends to the Trustees subadvisers needed to manage all or part of the Assets of the Funds; (ii) reviews the Funds' portfolio holdings and monitors concentration in a particular security or industry; (iii) monitors and evaluates the subadvisers' investment programs and results as well as the performance of subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Funds' compliance with their investment objectives, investment strategies, policies and restrictions. The team providing these services is led by Andrew Spencer, Managing Director and CIO of the U.S. retail business for JPMIM, who joined the firm in 1986, and Douglas Dooley, Managing Director, who joined the firm in 1979. Mr. Spencer previously headed the JPMIM European Equity Group and UK Equities for Fleming Investment Management. Mr. Dooley is a co-founder of J.P. Morgan Emerging Market Investment Group, which he led until 2000. He was also previously Director of International Research in London from 1984 to 1990.

JPMIM also directly manages certain portions of the Multi-Manager Small Cap Value Fund. Subject to the foregoing, with the approval of the Trust's Trustees and the initial shareholder of each Fund, JPMIM has selected and employed unaffiliated subadvisers to perform the day-to-day management of each Fund. The subadvisers, and JPMIM to the extent it directly manages certain portions of the Multi-Manager Small Cap Value Fund, are responsible for deciding which securities to purchase and sell for their respective portions of the Funds and for placing orders for the Funds' transactions.

The Funds and JPMIM expect to apply for an exemptive order of the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which JPMIM will, subject to supervision and approval of each Fund's Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable Fund. The Funds and JPMIM will therefore have the right to hire, terminate, or replace subadvisers without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisers with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. JPMIM will continue to have the ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement. There can be no guarantee that the Funds and JPMIM will obtain this order from the SEC.

Shareholders will be notified of any changes in subadvisers. Shareholders of a Fund have the right to terminate a subadvisory agreement for a Fund at any time by a vote of the majority of the outstanding voting securities of such Fund. The order also will permit the Funds to disclose to shareholders the management fees only in the aggregate for each Fund.

State Street Research & Management Company ("State Street Research"), J. & W. Seligman & Co. Incorporated ("Seligman") and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") are the initial subadvisers for the JPMorgan Multi-Manager Small Cap Growth Fund. Each is responsible for the day-to-day investment decisions of its portion of this Fund. The allocation of the Assets of the JPMorgan Multi-Manager Small Cap Growth Fund among State Street Research, Seligman and UBS Global AM will be determined by the Adviser, subject to the review of the Board of Trustees. JPMIM, not the Fund, will pay the subadvisers for their services.

EARNEST Partners, LLC ("EARNEST") and ICM Asset Management, Inc. ("ICM") are the initial subadvisers for the JPMorgan Multi-Manager Small Cap Value Fund. JPMIM will also directly manage a portion of the Fund. JPMIM and the subadvisers are responsible for the day-to-day investment decisions of this Fund. The allocation of the Assets of the JPMorgan Multi-Manager Small Cap Value Fund among EARNEST, ICM and JPMIM will be determined by the Adviser, subject to the review of the Board of Trustees. JPMIM, not the Fund, will pay the subadvisers for their services.

During the fiscal year ended 12/31/03 JPMIM paid the relevant subadvisers for each Fund a sub-advisory fee as shown below, as a percentage of such Fund's average daily net assets:

FUND                       SUB-ADVISER                          SUB-ADVISORY FEE
--------------------------------------------------------------------------------
MULTI-MANAGER              STATE STREET RESEARCH &
SMALL CAP GROWTH FUND      MANAGEMENT COMPANY                   0.55%

MULTI-MANAGER
SMALL CAP GROWTH FUND      J. & W. SELIGMAN & CO.INCORPORATED   0.55%

MULTI-MANAGER              UBS GLOBAL ASSET MANAGEMENT
SMALL CAP GROWTH FUND      (AMERICAS) INC.                      0.55%

MULTI-MANAGER
SMALL CAP VALUE FUND       EARNEST PARTNERS, LLC                0.55%

MULTI-MANAGER              ICM ASSET MANAGEMENT, INC.           0.55%
SMALL CAP VALUE FUND

The table below illustrates each Fund's subadvisers and the individual who will serve as lead manager for each subadviser's portion of Fund Assets.

JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND

                                YEAR FOUNDED/ASSETS
SUBADVISER                      UNDER MANAGEMENT                LEAD                        EMPLOYMENT
AND ADDRESS                     AS OF DECEMBER 31, 2003         MANAGER(S)                  EXPERIENCE
---------------------------------------------------------------------------------------------------------------------------------
STATE STREET RESEARCH &         1927                            Tucker Walsh                Leads the efforts of small-cap
MANAGEMENT COMPANY              $47.5 billion                   Managing Director           growth team. Joined State Street
One Financial Center                                                                        Research in 1997.
Boston, MA 02111

J.& W. SELIGMAN & CO.           1864                            Rick Ruvkun                 Managing Director of J. & W.
INCORPORATED                    $21.1 billion                   Portfolio Manager           Seligman and head of the
100 Park Avenue                                                                             Seligman Small Company Growth
New York, NY 10017                                                                          Team. Prior to joining Seligman in
                                                                                            1997, Mr. Ruvkun was a portfolio
                                                                                            manager at Bessemer Trust.

UBS GLOBAL ASSET                1972                            Investment decisions
MANAGEMENT (Americas)           UBS Global AM:                  for UBS Global AM's
INC. ("UBS GLOBAL AM")          approximately $39.3 billion     portion of the Fund
51 West 52nd Street                                             are made by
New York, NY 10019              UBS Global AM, a subsidiary of  investment
                                UBS AG, is a member of the      management teams
                                UBS Global Asset Management     at UBS Global AM.
                                business group (the "Group")    No member of the
                                of UBS AG. As of December 31,   investment
                                2003, the Group had             management team is
                                approximately $463 billion      primarily responsible
                                under management                for making
                                                                recommendations for
                                                                portfolio purchases.

JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND

ADVISER/                        YEAR FOUNDED/ASSETS
SUBADVISER                      UNDER MANAGEMENT                LEAD                        EMPLOYMENT
AND ADDRESS                     AS OF DECEMBER 31, 2003         MANAGER(S)                  EXPERIENCE
---------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN INVESTMENT          1984                            Christopher Blum            Portfolio manager in the U.S.
MANAGEMENT INC.                 $155.4 billion                  Vice President and          Small Cap Equity Group. Prior to
522 Fifth Avenue                                                Portfolio Manager           rejoining JPMIM in 2001, was
New York, NY 10036                                                                          research analyst at Pomona Capital
                                                                                            from September 1999 to June 2001.
                                                                                            Prior to that, he worked in the U.S.
                                                                                            Structured Equity Group at JPMIM
                                                                                            for three years.

                                                                Darren Rabenou              Client portfolio manager in the
                                                                Vice President              U.S. Equity Group. Joined JPMIM in
                                                                                            2001. Prior to 2001, Mr. Rabenou
                                                                                            attended Columbia Business
                                                                                            School. Mr. Rabenou worked for
                                                                                            JPMIM prior to attending business
                                                                                            school.

JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND

ADVISER/                        YEAR FOUNDED/ASSETS
SUBADVISER                      UNDER MANAGEMENT                LEAD                        EMPLOYMENT
AND ADDRESS                     AS OF DECEMBER 31, 2003         MANAGER(S)                  EXPERIENCE
--------------------------------------------------------------------------------------------------------------------------------
EARNEST PARTNERS, LLC           1998                            Paul Viera                  EARNEST founder and CEO, Paul
75 14th Street                  $8.1 billion                    CEO and Portfolio           Viera has over 23 years of
Suite 2300                                                      Manager                     investment experience.
Atlanta, Georgia 30309

ICM ASSET MANAGEMENT, INC.      1981                            James Simmons               ICM founder and CIO, James
601 West Main Avenue            $2.3 billion                    President and CIO           Simmons has over 30 years of
Suite 600                                                                                   industry experience.
Spokane, Washington 99201                                       Kevin Jones
                                                                Senior Vice President       Senior portfolio manager with over
                                                                                            15 years of industry experience.


THE FUND'S ADMINISTRATOR AND SHAREHOLDER SERVICING AGENT

JPMorgan Chase Bank (the "Administrator") provides administrative services and oversees the Funds' other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Funds' customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Shares of the Funds held by investors serviced by the shareholder servicing agent. JPMorgan Chase Bank may enter into services contracts with certain entities under which it will pay all or a portion of the 0.25% annual fee to such entities for performing shareholder and administrative services.

THE FUNDS' DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy shares of these Funds. The price you pay for your shares is the net asset value per share
(NAV) of the applicable Fund. NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund generally values its Assets at their market prices, but if market prices are unavailable, or do not represent a security's value at the time of pricing, then each Fund will value its Assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees. When fair value is used, the prices of securities used by the Fund to calculate its shares' NAV may differ from quoted or published prices for the same securities. In addition, the Funds have implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser determines that use of another fair valuation methodology is appropriate.

Each Fund calculates its NAV once each day at the close of regular trading on each day the New York Stock Exchange (NYSE) is open for business (see the Statement of Additional Information for a list of NYSE holidays). You will pay the next NAV calculated after the Fund, through the JPMorgan Funds Service Center, accepts your order.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

Only qualified investors may buy shares. Qualified Fund investors are trusts, fiduciary accounts, investment management and other investment clients of JPMorgan Chase Bank or its affiliates ("Financial Institution").

Tell your JPMorgan Client Manager which Funds you want to buy and he or she will contact us. Your Financial Institution must accept your order by the close of regular trading on the NYSE in order for us to process your order at that day's price. Your Financial Institution may impose different minimum investments and earlier deadlines to buy and sell shares.

JPMorgan Funds Service Center will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed application or other instructions.

Federal law requires a fund to obtain, verify and record an accountholder's name, date of birth (for a natural person), residential street address or principal place of business and Social Security Number, Employer Identification Number or other government-issued identification when opening an account. The fund may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the fund, its transfer agent, shareholder servicing agent or its financial intermediaries to attempt to verify the accountholder's identity. The fund may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the fund may suspend or limit account transactions while it is in the process of attempting to verify the accountholder's identity. If the fund is unable to verify the accountholder's identity after an account is established, the fund may be required to involuntarily redeem the accountholder's shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. The redemption of shares purchased by check or an ACH transaction is subject to certain limitations. See Selling Fund Shares.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire may be canceled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date.

The Funds will not issue certificates for the Shares.

ADDITIONAL COMPENSATION TO SHAREHOLDER SERVICING AGENTS AND SELECTED DEALERS

JPMorgan Chase Bank may enter into service agreements to pay all or a portion of the shareholder service fee it receives from the Funds to other shareholder servicing agents and certain selected dealers for providing shareholder and administrative services to their customers. In addition to this fee, any of JPMorgan Chase Bank, its affiliates and the distributor may make additional payments at their own expense to such shareholder servicing agents and selected dealers. These additional payments could be for one or more of shareholder servicing, administrative services and sales and marketing support.

MINIMUM INVESTMENTS

Investors must buy a minimum $1,000,000 worth of Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. Each Fund may waive this minimum at its discretion.

SELLING FUND SHARES

You may sell your shares through your JPMorgan Client Manager.

When you sell your shares, you will receive the next NAV calculated after your Financial Institution accepts your order. Tell your JPMorgan Client Manager which Funds you want to sell. He or she will send all necessary documents to the JPMorgan Funds Service Center. Your Financial Institution must accept your order by the close of regular trading on the NYSE in order for us to process your order at that day's price. Your Financial Institution may charge you for this service.

We will need the names of the registered shareholders, your account number and other information before we can sell your shares. We generally will wire the proceeds from the sale to your bank account on the day after we receive your request. You will not be permitted to enter a redemption order for shares purchased by check or through an ACH transaction for 15 days or 7 business days, respectively, following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check has cleared. Thereafter, a redemption order can be processed as otherwise described. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

REDEMPTIONS-IN-KIND

Although redemptions will generally be made in cash, each Fund reserves the right to make redemptions in securities as permitted by applicable law.

EXCHANGING FUND SHARES

You can exchange your Fund Shares for Select Class Shares of certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you. Carefully read the Prospectus of the JPMorgan Funds you want to buy before making an exchange. Call your JPMorgan Client Manager for details.

ABUSIVE TRADING

The Multi-Manager Small Cap Growth Fund and Multi-Manager Small Cap Value Fund are not intended to be investment vehicles for market-timing or abusive trading; such trading in your account may result in dilution in the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. These Funds or their Administrator will seek to prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent, when there is a pattern of either purchases and sales of one of these Funds, or exchanges between or among one of these Funds, that indicates market-timing or abusive trading. There are limitations on the ability of these Funds and their administrator to identify abusive trading, particularly in omnibus accounts maintained by third parties, and therefore, the effectiveness of these Funds' and their administrator's efforts may be reduced. Systematic Exchanges and automatic reinvestments of any dividends and distributions on remaining Fund balances are excepted from this trading prohibition.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the investment minimum noted above for 30 days as a result of selling shares. We will give you 60 days' notice before closing your account.

The Fund will accept telephone instructions from your Financial Institution. You may authorize your Financial Institution to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, your Financial Institution has a responsibility to take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any telephone instructions, if the Fund takes reasonable precautions to confirm that instructions were received from persons at the Financial Institution authorized to process telephone requests.

Your Client Manager may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. Your Client Manager can mail us your instructions. We may modify or cancel the sale of shares by phone without notice.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds generally distribute any net investment income and net capital gains at least annually.

You have three options for your distributions. You may:

- reinvest all distributions in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income paid to a noncorporate U.S. shareholder before January 1, 2009 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. However, the amount of dividend income that may be so designated by each Fund will generally be limited to the aggregate of the eligible dividends received by a Fund. In addition, a Fund must meet certain holding period requirements with respect to the shares on which a Fund received the eligible dividends, and the noncorporate U.S. shareholder must meet certain holding period requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. Capital gain of a non-corporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the property is held by a Fund for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by a Fund from sources in foreign jurisdictions may have taxes withheld at the source.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help a Fund manage risk.

POTENTIAL RISKS                       POTENTIAL REWARDS                          POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY
SECURITIES
- When the Fund buys securities       - The Fund can take advantage of           - The Fund segregates liquid assets to offset
  before issue or for delayed           attractive transaction opportunities       leverage risk
  delivery, it could be exposed to
  leverage risk if it does not
  segregate liquid assets

SHORT-TERM TRADING
- Increased trading could raise the   - The Fund could realize gains in a        - The Fund generally avoids short-term trading,
  Fund's brokerage and related          short period of time                       except to take advantage of attractive or
  costs                               - The Fund could protect against losses      unexpected opportunities or to meet demands
- Increased short-term capital          if a stock is overvalued and its value     generated by shareholder activity
  gains distributions could raise       later falls
  shareholders' income tax
  liability. Such an increase in
  transaction costs and/or tax
  liability, if not offset by gains
  from short-term trading, would
  reduce a Fund's returns.

DERIVATIVES
- Derivatives such as futures,        - Hedges that correlate well with          - The Fund uses derivatives, such as futures,
  options, swaps, and forward           underlying positions can reduce or         options, swaps, and forward foreign currency
  foreign currency contracts1 that      eliminate losses at low cost               contracts, for hedging and for risk management
  are used for hedging the            - The Fund could make money and protect      (i.e., to establish or adjust exposure to
  portfolio or specific securities      against losses if management's             particular securities, markets or currencies);
  may not fully offset the              analysis proves correct                    risk management may include management of the
  underlying positions and this       - Derivatives that involve leverage          Fund's exposure relative to its benchmark. The
  could result in losses to the         could generate substantial gains at        Fund may also use derivatives in an effort to
  Fund that would not have              low cost                                   produce increased income or gain
  otherwise occurred                                                             - The Fund only establishes hedges that it
- Derivatives used for risk                                                        expects will be highly correlated with
  management or to increase the                                                    underlying positions
  Fund's gain may not have the                                                   - While the Fund may use derivatives that
  intended effects and may result                                                  incidentally involve leverage, it does not use
  in losses or missed opportunities                                                them for the specific purpose of leveraging its
- The counterparty to a derivatives                                                Portfolio
  contract could default
- Derivatives that involve leverage
  could magnify losses
- Certain types of derivatives
  involve costs to the Fund which
  can reduce returns
- Derivatives may, for tax
  purposes, affect the character of
  gain and loss realized by the
  Fund, accelerate recognition of
  income to the Fund, affect the
  holding period of the Fund's
  assets and defer recognition of
  certain of the Fund's losses.


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                       POTENTIAL REWARDS                          POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING
- When the Fund lends a security,     - The Fund may enhance income through      - The Adviser maintains a list of approved
  there is a risk that the loaned       the investment of the collateral           borrowers
  security may not be returned if       received from the borrower               - The Fund receives collateral equal to at least
  the borrower or the lending agent                                                100% of the current value of the securities
  defaults                                                                         loaned plus accrued interest
- The collateral will be subject to                                              - The agents indemnify the Fund against borrower
  the risks of the securities in                                                   default
  which it is invested                                                           - The Adviser's collateral investment guidelines
                                                                                   limit the quality and duration of collateral
                                                                                   investment to minimize losses
                                                                                 - Upon recall, the borrower must return the
                                                                                   securities loaned within the normal settlement
                                                                                   period

MARKET CONDITIONS
- Each Fund's share price and         - Stocks have generally outperformed       - Under normal circumstances each Fund plans to
  performance will fluctuate in         more stable investments (such as bonds     remain fully invested in accordance with its
  response to stock and/or bond         and cash equivalents) over the long        policies. Equity investments may include common
  market movements                      term                                       stocks, convertible securities, preferred
- Adverse market conditions may                                                    stocks, depositary receipts (such as ADRs and
  from time to time cause a Fund to                                                EDRs), trust or partnership interests,
  take temporary defensive                                                         warrants, rights and investment company
  positions that are inconsistent                                                  securities including exchange-traded funds
  with its principal investment                                                    - Each Fund may invest uninvested cash in
  strategies and may hinder the                                                    affiliated money market funds
  Fund from achieving its                                                          - Each Fund seeks to limit risk and enhance
  investment objective                                                             performance through active management
                                                                                   - During severe market downturns or other unusual
                                                                                   circumstances (such as out-of-the ordinary
                                                                                   redemptions), each Fund has the option of
                                                                                   investing up to 100% of its assets in high
                                                                                   quality short-term investments

MANAGEMENT CHOICES
- The Fund could underperform its     - The Fund could outperform its            - The Adviser and each subadviser focuses its
  benchmark due to its securities       benchmark due to these same choices        active management on securities selection, the
  and asset allocation choices                                                     area where it believes its commitment to
                                                                                   research can most enhance returns and manage
                                                                                   risks in a consistent way

FOREIGN INVESTMENTS
- Currency exchange rate movements    - Favorable exchange rate movements        - Each Fund anticipates that its foreign
  could reduce gains or create          could generate gains or reduce losses      investments will not exceed 10% of total
  losses                              - Foreign investments, which represent a     Assets.
- The Fund could lose money because     major portion of the world's             - The Funds actively manage the currency exposure
  of foreign government actions,        securities, offer attractive potential     of their foreign investments relative to their
  political instability, or lack of     performance and opportunities for          benchmarks, and may hedge back into the U.S.
  adequate and/or accurate              diversification                            dollar from time to time (see also
  information                         - Emerging markets can offer higher          "Derivatives"); these currency management
- Currency and investment risks         returns                                    techniques may not be available for certain
  tend to be higher in emerging                                                    emerging markets investments
  markets; these markets also
  present higher liquidity and
  valuation risks

POTENTIAL RISKS                       POTENTIAL REWARDS                          POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------------
ILLIQUID HOLDINGS
- The Fund could have difficulty      - These holdings may offer more            - The Fund may not invest more than 15% of net
  valuing these holdings precisely      attractive yields or potential growth      assets in illiquid holdings
- The Fund could be unable to sell      than comparable widely traded            - To maintain adequate liquidity to meet
  these holdings at the time or         securities                                 redemptions, each Fund may hold high quality
  price it desires                    - These holdings may offer more              short-term securities (including repurchase
                                        attractive yields or potential growth      agreements) and, for temporary or extraordinary
                                        than comparable widely traded              purpose, may borrow from banks up to 33 1/3% of
                                        securities                                 the value of its total assets or draw on a line
                                                                                   of credit

ETFS AND OTHER INVESTMENT COMPANIES
- If a Fund invests in shares of      - Helps to manage smaller cash flows       - Absent an exemptive order of the SEC,
  another investment company,         - Investing in ETFs offers instant           a Fund's investments in other investment
  shareholders would bear not only      exposure to an index or a broad range      companies, including ETFs, are subject to
  their proportionate share of the      of markets, sectors, geographic            percentage limitations of the Investment
  Fund's expenses, but also similar     regions and industries                     Company Act of 1940 ("1940 Act")(1)
  expenses of the investment                                                     - An SEC exemptive order granted to various
  company                                                                          iShares funds (which are ETFs) and their
- The price movement of an ETF may                                                 investment adviser permits each Fund to invest
  not track the underlying index,                                                  beyond the 1940 Act limits, subject to certain
  market, sector, regions or                                                       terms and conditions, including a finding of
  industries and may result in a                                                   the Fund's Board that the advisory fees charged
  loss                                                                             by the Fund's adviser are for services that are
                                                                                   in addition to, and not duplicative of, the
                                                                                   advisory services provided to those ETFs
                                                                                 - An SEC exemptive order granted to the Funds
                                                                                   permits each Fund to invest its uninvested
                                                                                   cash, up to 25% of its assets, in one or more
                                                                                   affiliated money market funds if the adviser
                                                                                   waives and/or reimburses its advisory fee from
                                                                                   the Fund in an amount sufficient to offset any
                                                                                   doubling up of investment advisory, shareholder
                                                                                   servicing and administrative fees

(1) Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund's aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund's total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the period from 2/28/03 through 12/31/03. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which is available upon request.

JPMORGAN FUNDS
Financial Highlights

                                                                                MULTI-MANAGER    MULTI-MANAGER
                                                                                  SMALL CAP         SMALL CAP
                                                                                 GROWTH FUND       VALUE FUND
                                                                                -------------    -------------
                                                                                   2/28/03*         2/28/03*
                                                                                    Through          Through
PER SHARE OPERATING PERFORMANCE:                                                   12/31/03         12/31/03
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $       10.00    $       10.00
--------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                                       (0.11)@          (0.02)@
     Net gains or losses on securities (both realized and unrealized)                    4.86             5.81
                                                                                -------------    -------------
     Total from investment operations                                                    4.75             5.79
                                                                                -------------    -------------
   Less distributions:
     Distributions from capital gains                                                    0.60             0.32
                                                                                -------------    -------------
Net asset value, end of period                                                  $       14.15    $       15.47
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                                        47.78%           58.01%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)                                       $         201    $         215
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
     Net expenses                                                                        1.40%            1.40%
--------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                                       (1.02%)          (0.21%)
--------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits                                       1.56%            1.58%
--------------------------------------------------------------------------------------------------------------
     Net investment income (loss) without waivers and earnings credits                  (1.18%)          (0.39%)
--------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                                               138%              34%
--------------------------------------------------------------------------------------------------------------

  *  Commencement of offering of class of shares.
  @  Calculated based upon average shares outstanding.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

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

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this Prospectus. This means, by law, it is considered to be part of this Prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

PORTFOLIO HOLDINGS

A list of portfolio holdings is available fifteen days after month end upon request. Please call 1-800-348-4782 to obtain further information.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.

The Funds' Investment Company Act File No. is 811-21276

            (C) J.P. Morgan Chase & Co. All Rights Reserved. May 2004

                                                                    PR-MULTI-504